Leases	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Leases [Abstract]
Leases
13	Leases

The Company’s lease primarily includes vehicles and corporate offices which has been classified as finance leases and operating leases, respectively. The lease term of operating and finance leases varies between 3 to 7 years. The lease agreements do not contain any covenants to impose any restrictions except for market-standard practice for similar lease arrangements. In assessment of the lease term, the Company considers the extension option as part of its lease term for those lease arrangements where the Company is reasonably certain of availing the extension option.

The components of lease expense were as follows:

(In USD)

	Three months ended September 30,		Six months ended September 30,
Period ended	2024	2023	2024	2023
Finance lease cost:
Amortization of right-of-use assets	$-	$-	$-	$-
Interest on lease liabilities	131,166	155,362	267,209	316,481
Operating lease cost	86,325	128,076	194,570	260,282
Short term lease cost	93,551	24,598	172,923	79,673
Total lease cost	$311,042	$308,036	$634,702	$656,436

Supplemental cash flow information related to leases was as follows:

(In USD)

For the Six months ended	September 30, 2024	September 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$178,249	$243,479
Financing cash outflows for finance leases	$-	$608,274
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$-
Finance leases	$-	$-

Supplemental balance sheet information related to leases was as follows:

(In USD)

As at	September 30, 2024	March 31, 2024
Operating Leases
Operating lease right-of-use assets	$1,137,906	$1,290,608

Current operating lease liabilities	$315,495	$365,542
Non-current operating lease liabilities	912,452	1,009,681
Total operating lease liabilities	$1,227,947	$1,375,223

Finance Leases

Property and equipment, at cost	$5,894,099	$5,923,555
Accumulated depreciation	(4,096,932)	(4,117,406)
Accumulated impairment	(1,797,167)	(1,806,149)
Property and equipment, net	$-	$-

Current finance lease liabilities	$5,989,040	$5,738,239
Non-current finance lease liabilities	-	-
Total finance lease liabilities	$5,989,040	$5,738,239

Weighted Average Remaining Lease Term
Operating leases	54 months	58 months
Finance leases	24 months	30 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	8.00%	9.00%

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	September 30, 2024		March 31, 2024
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2025	$163,972	$6,443,466	$392,443	$6,475,668
2026	343,866	-	345,584	-
2027	360,583	-	362,385	-
2028	378,135	-	380,025	-
2029	396,566	-	398,548	-
Total Lease Payments	$1,643,122	$6,443,466	$1,878,985	$6,475,668
Less : Imputed Interest	415,175	454,426	503,762	737,429
Total Lease Liabilities	$1,227,947	$5,989,040	$1,375,223	$5,738,239

An amount of $361,737 and $363,545 which is receivable from Leaseplan India Private Limited has been netted off with lease liability balance as on September 30, 2024 and March 31, 2024 respectively.

As of September 30, 2024, the Company continues to default on equated monthly installments (EMI) payments for November 2023 to September 2024 owed to Leaseplan India Private Limited (Lender). The total lease commitment balance as of September 30, 2024 is $5,804,548 (including $1,781,841 of defaulted lease rentals). In adherence to the agreement, the Company has accumulated penal interest at a simple interest rate of 1% per month on the overdue EMIs, amounting to $131,879 for the six months ended September 30, 2024.

As per the terms of the agreement, an additional simple interest of 1.5% per month is levied on the overdue amount as it is still unpaid after 60 days from date of default.

In April 2024, Lease Plan India Private Limited has invoked the bank guarantee created against fixed deposit amounting to $127,296 which has been adjusted against their outstanding liability as on September 30, 2024 and March 31, 2024. Lease Plan India Private Limited has not yet withdrawn the conditional waiver of $1.2 million given during the restructuring done during the year ended March 31, 2022.

The Company has defaulted on EMI from December 2023 to September 2024 owed to Orix Leasing and Financial Services India Limited (Orix). As per the restructuring agreement, in case of default on payment, interest charge of 15% p.a. on the outstanding amount shall be levied by Orix Leasing and Financial Services India Limited.

On August 13, 2024 Orix Leasing and Financial services has filed a suit in the mediation center claiming the outstanding amount from the Company. During the period ended March 31, 2024 the Company was in process of negotiations for restructuring the outstanding liability with the lender with potential deferment of the payment terms and dismissal of the suit. Subsequently, on November 7, 2024, Orix has agreed to restructure the outstanding lease liability based on the new agreed payment terms (Refer Note 36).

12	Leases

The Company’s leases primarily include vehicles and corporate offices which have been classified as finance leases and operating leases, respectively. The lease term of operating and finance leases varies between 3 to 7 years. The lease agreements do not contain any covenants to impose any restrictions except for market- standard practice for similar lease arrangements. In assessment of the lease term, the Company considers the extension option as part of its lease term for those lease arrangements where the Company is reasonably certain of availing the extension option.

The components of lease expense were as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$-	$3,298
Interest on lease liabilities	625,523	844,424
Operating lease cost	516,219	540,908
Short term lease cost	423,693	181,337
Total lease cost	1,565,435	1,569,967

Supplemental cash flow information related to leases was as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(441,843)	$(485,453)
Financing cash outflows for finance leases	(526,959)	(1,618,551)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-	1,575,468
Finance leases	-	-

Supplemental balance sheet information related to leases was as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Operating Leases
Operating lease right-of-use assets	$1,290,608	$1,694,201

Current operating lease liabilities	$365,542	$466,669
Non current operating lease liabilities	1,009,681	1,284,755
Total operating lease liabilities	1,375,223	1,751,424

Finance Leases

Property and equipment, at cost	$5,923,555	$6,012,559
Accumulated depreciation	(4,117,406)	(4,179,272)
Accumulated impairment	(1,806,149)	(1,833,287)
Property and equipment, net	-	-

Current finance lease liabilities	$5,738,239	$1,257,423
Non current finance lease liabilities	-	5,098,262
Total finance lease liabilities	5,738,239	6,355,685

Weighted Average Remaining Lease Term
Operating leases	58 months	63 months
Finance leases	30 months	41 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	9.00%	10.00%

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	Year ended March 31,
	2024		2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2024	$-	$-	$497,344	$1,877,744
2025	392,443	6,475,668	471,185	2,103,127
2026	345,584	-	350,777	3,048,501
2027	362,385	-	367,830	672,269
2028	380,025	-	385,735	-
2029	398,548	-	404,536	-
Total Lease Payments	1,878,985	6,475,668	2,477,407	7,701,641
Less : Imputed Interest	503,762	737,429	725,982	1,345,957
Total Lease Liabilities	$1,375,223	$5,738,239	$1,751,425	$6,355,684

During the year ended March 31, 2024, the Company has terminated the operating lease with M/s Siddharth Assets against which lock-in period rental expense and liability amounting to $66,915 has been recorded.

An amount of $363,545 and $369,007 which is receivable from Leaseplan India Private Limited has been netted off with lease liability balance as on March 31, 2024 and March 31, 2023 respectively.

As of March 31, 2024, the Company continues to default on EMI payments for November 2023 to March 2024 owed to Leaseplan India Private Limited (Lender). The total lease commitment balance as of March 31, 2024 is $5,692,363 (including $813,976 of defaulted lease rentals). In adherence to the agreement, the Company has accumulated penal interest at a simple interest rate of 1% per month on the overdue EMIs, amounting to $43,063 for the year ended March 31, 2024.

As per the terms of the agreement, an additional simple interest of 1.5% per month is levied on the overdue amount as it is still unpaid after 60 days from date of default. In accordance with the agreement, the lender is entitled to any of the below 6 remedies on account of non-payment of lease rentals by the Company:

a)	withdrawal of conditional waiver of $1.2 million (INR 10 crores) given during restructuring and shall become immediately due and payable with interest of 1.5% per month;

b)	entire outstanding debt becoming due and payable, inclusive of all accrued interests;

c)	enforcement of the consent award for the entire amount of default (along with applicable interest thereon);

d)	seek and cause compulsory re-possession of all vehicles from Zoomcar which were financed from the Lender;

e)	enforcement of the security created in pursuance of this Resolution Agreement for the amount of default (along with applicable interest thereon);

f)	invoke the personal guarantee issued by the promoter for satisfaction of the amount of default (along with applicable interest thereon).

In April 2024, Lease Plan India Private Limited has invoked the bank guarantee created against fixed deposit amounting to $127,609 which has been adjusted against their outstanding liability as on March 31, 2024 (refer to note 8(a)). Lease Plan India Private Limited has not yet withdrawn the conditional waiver of $1.2 million given during the restructuring.

The Company has defaulted on EMI for the months of December 2023, January, February and March 2024 owed to Orix Leasing and Financial Services India Limited. As per the restructuring agreement, in case of default on payment, interest charge of 15% p.a. on the outstanding amount shall be levied by Orix Leasing and Financial Services India Limited.